Shareholder Report, Average Annual Return (Details)	12 Months Ended	56 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Without Sales Load [Member] | C000224810
Average Annual Return [Line Items]
Average Annual Return, Percent	8.56%	3.30%
Without Sales Load [Member] | C000224811
Average Annual Return [Line Items]
Average Annual Return, Percent	8.69%	3.42%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	10.71%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	10.71%